Depreciation, Amortization and Impairment Losses	12 Months Ended
Dec. 31, 2018
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Disclosure of depreciation and amortisation expense [text block]

29.  DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES

The detail of depreciation, amortization and impairment losses recognized in profit or loss for the years ended December 31, 2018, 2017 and 2016 is as follows:

	For the years ended
	12-31-2018	12-31-2017	12-31-2016
Depreciation, amortization and impairment losses	ThCh$	ThCh$	ThCh$
Depreciation	(111,507,897)	(114,203,295)	(130,397,533)
Amortization	(6,257,366)	(3,134,258)	(2,202,848)
Subtotal	(117,765,263)	(117,337,553)	(132,600,381)
(Impairment)/Reversal of impairment (*)	(100,900)	55,494	(30,785,531)
Total depreciation, amortization and impairment losses	(117,866,163)	(117,282,059)	(163,385,912)

	For the years ended
	12-31-2018	12-31-2017	12-31-2016
(1) (Impairment)/Reversal of impairment	ThCh$	ThCh$	ThCh$
(Impairment)/Reversal of impairment	(100,900)	55,494	—
(Impairment)/Reversal of impairment of property, plant and equipment	—	—	(30,785,531)
Total	(100,900)	55,494	(30,785,531)

(*)See Note 10.c and Appendix 5.b.